Share Based Compensation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands										12 Months Ended
	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Jun. 30, 2022 $ / shares shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Oct. 18, 2016 shares	Oct. 17, 2016 shares	Apr. 21, 2016 shares	Aug. 31, 2014 shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) shares	Nov. 18, 2022 shares	Jun. 24, 2022 shares
Share Based Compensation [Line Items]
Share options granted														12,236,010,800	12,236,010,800
Share options granted, exercise price per share | ¥ / shares
Number of options, vested or expected to vest										4,128,005,400	4,128,005,400
Share based compensation stock options outstanding number										4,128,005,400	4,128,005,400			3,420,000,000	3,420,000,000
Compensation expenses for shares granted (in Yuan Renminbi)										¥ 4,782	$ 4,782	¥ 9,771	$ 9,771	¥ 15,806	$ 15,806
2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Percentage of maximum number of shares issued										10.00%	10.00%
Stock options, grant date fair value (in Dollars per share) | $ / shares			$ 0.0363425
2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Percentage of total outstanding share capital										8.80%	8.80%
Percentage of voting power										49.10%	49.10%
Yijia Inc [Member]
Share Based Compensation [Line Items]
Shares reserved										86,000,000	86,000,000
Class B Ordinary Shares | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of shares issued										250,000,000,000	250,000,000,000					250,000,000,000
Class B Ordinary Shares | Yijia Inc [Member]
Share Based Compensation [Line Items]
Ordinary shares held and reserved																	7,520,000
Chief Executive Officer [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Share options granted			7,200,000,000
Share options granted, exercise price per share | $ / shares
Stock options, grant date fair value (in Dollars per share) | $ / shares			$ 0.0363425
Stock Option A [Member]
Share Based Compensation [Line Items]
Exercise of share-based compensation, shares														0	0
Number of options, vested or expected to vest										1,025,000,000	1,025,000,000	1,025,000,000	1,025,000,000
Weighted average intrinsic value of share options
Stock Option A [Member] | Maximum [Member]
Share Based Compensation [Line Items]
Percentage of total exercised ordinary shares										25.00%	25.00%
Stock Option A [Member] | Management Employees And Non Employees [Member]
Share Based Compensation [Line Items]
Share options granted						26,860,000	26,860,000	26,860,000	26,860,000
Share options granted, exercise price per share | (per share)										¥ 0.02	$ 0.0031
Share options granted, vesting percentage										50.00%	50.00%
Stock Option A [Member] | Class B Ordinary Shares
Share Based Compensation [Line Items]
Number of options , vested and exercisable										1,025,000,000	1,025,000,000
Stock Option B [Member]
Share Based Compensation [Line Items]
Weighted average intrinsic value of share options
Compensation expenses for shares granted (in Dollars) | $
Share based compensation stock options outstanding number										2,385,000,000	2,385,000,000	2,385,000,000	2,385,000,000
Stock Option B [Member] | Management And Employees [Member]
Share Based Compensation [Line Items]
Share options granted				43,140,000	43,140,000
Share options granted, exercise price per share | (per share)				$ 0.0031	¥ 0.02
Stock Option B [Member] | Class A Ordinary Shares
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number										2,385,000,000	2,385,000,000
Share-Based Payment Arrangement, Option [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Stock options vested	359,000,000	359,000,000
Share-Based Payment Arrangement, Option [Member] | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Compensation expenses for shares granted (in Yuan Renminbi) | ¥										¥ 4,782		¥ 9,771		¥ 1,236
Share-Based Payment Arrangement, Option [Member] | Chief Financial Officer [Member | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Share options granted			5,036,000,000.000
Share options granted, exercise price per share | $ / shares
Exercise of share-based compensation, shares			4,318,000,000
Stock options vested	359,000,000	359,000,000
Restricted Stock Units [Member]
Share Based Compensation [Line Items]
Compensation expenses for shares granted (in Yuan Renminbi) | ¥														¥ 14,570
Unrecognized compensation expenses (in Dollars) | $
Restricted Stock Units [Member] | Consulting Company [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Restricted share units, issued										2,500,000,000	2,500,000,000
Restricted share units, measurement date fair value (in Dollars per share) | $ / shares											$ 0.0009